Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	BOSTON PROPERTIES LTD PARTNERSHIP
Amendment Flag	false
Entity Central Index Key	0001043121
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0